Consolidated Statement of Comprehensive Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Consolidated Net Income for the Fiscal Year	R$ 12,965,123	R$ 13,413,763	R$ 9,498,812
Other Comprehensive Income that will be subsequently reclassified to profit or loss when specific conditions are met:	817,853	(1,978,264)	1,166,391
Financial Assets measured at fair value through Other Comprehensive Income	1,125,791	(2,164,544)	537,438
Financial assets measured at fair value through other comprehensive income	2,312,673	(4,130,998)	878,395
Taxes	(1,186,882)	1,966,454	(340,957)
Cash flow hedges	(307,938)	186,280	628,953
Fair value adjustment	(587,190)	355,207	1,199,318
Taxes	279,252	(168,927)	(570,365)
Other Comprehensive Income that will not be Reclassified to Net Profit:	781,628	(761,060)	(648,164)
Defined Benefits Plan	782,787	(502,235)	(620,233)
Defined benefits plan	1,433,746	(955,096)	(988,263)
Taxes	(650,959)	452,861	368,030
Others	(1,159)	(258,825)	(27,931)
Pension Contracts - IFRS 17	(1,931)	27,734	(46,552)
Goodwill		(256,936)
Others		(18,529)
Taxes	772	(11,094)	18,621
Total Comprehensive Income	14,564,604	10,674,439	10,017,039
Attributable to the parent company	14,365,516	10,626,182	9,967,540
Attributable to non-controlling interests	199,088	48,257	49,499
Total	R$ 14,564,604	R$ 10,674,439	R$ 10,017,039